FINANCIAL ASSETS AND LIABILITIES - Summary of open positions in natural gas derivatives (Detail) - Commodity option contract [member] R$ in Thousands	12 Months Ended
Dec. 31, 2023 BRL (R$)
Probable [member]
Disclosure interest rates sensitivity analysis [line items]
Price variation US$/bbl	R$ 7,375
25% [member]
Disclosure interest rates sensitivity analysis [line items]
Price variation US$/bbl	9,216
50% [member]
Disclosure interest rates sensitivity analysis [line items]
Price variation US$/bbl	11,067
-25% [member]
Disclosure interest rates sensitivity analysis [line items]
Price variation US$/bbl	5,527
-50% [member]
Disclosure interest rates sensitivity analysis [line items]
Price variation US$/bbl	R$ 3,689